Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease [Abstract]
Percentage of borrowing cost	0.05%
Percentage of lease payments rate	3.75%
Right-of-use asset totaled	$ 1,033,110	$ 120,918